2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Moderate Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 37 .5%
Communication Services — 3.0%
Alphabet Inc ....................... 9,901 1,655,348
Alphabet Inc ....................... 597 99,012
Comcast Corp ...................... 2,095 87,508
Meta Platforms Inc ................... 4,229 2,420,849
Netflix Inc
(1)
........................ 1,405 996,524
Telephone and Data Systems Inc ......... 1,355 31,504
Verizon Communications Inc ............ 5,371 241,212
5,531,957
Consumer Discretionary — 5.4%
Abercrombie & Fitch Co
(1)
............... 111 15,529
Amazon.com Inc
(1)
................... 21,143 3,939,575
Best Buy Co Inc ..................... 2,022 208,873
Bright Horizons Family Solutions Inc
(1)
...... 121 16,956
Burlington Stores Inc
(1)
................ 486 128,051
Crocs Inc
(1)
........................ 602 87,176
Frontdoor Inc
(1)
...................... 715 34,313
Helen of Troy Ltd
(1)
................... 236 14,597
Installed Building Products Inc ........... 141 34,724
Las Vegas Sands Corp ................. 2,913 146,640
La-Z-Boy Inc ....................... 2,495 107,110
Leggett & Platt Inc ................... 1,447 19,708
Lennar Corp ....................... 3,526 661,054
Lowe's Cos Inc ..................... 2,895 784,111
Lululemon Athletica Inc
(1)
............... 808 219,251
Mohawk Industries Inc
(1)
............... 4,544 730,130
Ross Stores Inc ..................... 5,433 817,721
TJX Cos Inc/The ..................... 12,159 1,429,169
TopBuild Corp
(1)
..................... 161 65,496
Valvoline Inc
(1)
...................... 849 35,531
Whirlpool Corp ...................... 2,354 251,878
9,747,593
Consumer Staples — 1.6%
Altria Group Inc ..................... 10,099 515,453
Bunge Global SA .................... 4,489 433,817
Costco Wholesale Corp ................ 271 240,247
Kimberly-Clark Corp .................. 2,811 399,949
Kroger Co/The ...................... 5,792 331,881
Molson Coors Beverage Co ............. 859 49,410
Target Corp ........................ 1,617 252,026
Walmart Inc ....................... 7,418 599,003
2,821,786
Energy — 0.2%
Berry Corp ........................ 510 2,622
Civitas Resources Inc ................. 665 33,696
Devon Energy Corp ................... 61 2,386
EOG Resources Inc ................... 1,619 199,024
International Seaways Inc .............. 56 2,887
Murphy Oil Corp ..................... 2,822 95,214
Ovintiv Inc ......................... 898 34,402
Teekay Corp
(1)
...................... 502 4,618
374,849
Financials — 7.0%
Ally Financial Inc .................... 3,228 114,885
American Express Co ................. 3,760 1,019,712
American International Group Inc ......... 3,819 279,665
Bank of New York Mellon Corp/The ........ 14,217 1,021,634
Berkshire Hathaway Inc
(1)
.............. 14,290 6,577,115
Block Inc
(1)
........................ 1,881 126,272
Capital One Financial Corp .............. 2,365 354,111
Comerica Inc ....................... 2,213 132,581
Commerce Bancshares Inc/MO ........... 1,294 76,864
East West Bancorp Inc ................ 2,347 194,191
Enstar Group Ltd
(1)
................... 419 134,746
Euronet Worldwide Inc
(1)
............... 1,948 193,300
First American Financial Corp ............ 3,637 240,078
Mastercard Inc ..................... 317 156,535
Medley Management Inc
(1) (2)
............. 27 0
MetLife Inc ........................ 6,312 520,614
Northern Trust Corp .................. 3,596 323,748
PROG Holdings Inc ................... 150 7,273
State Street Corp .................... 11,406 1,009,089
Synchrony Financial .................. 1,590 79,309
T Rowe Price Group Inc ................ 1,307 142,371
US Bancorp ........................ 958 43,809
12,747,902
Health Care — 5.5%
AbbVie Inc ........................ 9,172 1,811,287
Amgen Inc ........................ 2,013 648,609
Bristol-Myers Squibb Co ............... 1,316 68,090
Centene Corp
(1)
..................... 3,940 296,603
Cigna Group/The .................... 414 143,426
Eli Lilly & Co ....................... 1,760 1,559,254
Encompass Health Corp ............... 2,862 276,584
Gilead Sciences Inc .................. 8,928 748,523
HCA Healthcare Inc ................... 2,368 962,426
Johnson & Johnson .................. 13,004 2,107,428
Medtronic PLC ...................... 10,322 929,290
Merck & Co Inc ..................... 3,114 353,626
Natera Inc
(1)
........................ 29 3,681
Organon & Co ...................... 146 2,793
Universal Health Services Inc ............ 570 130,536

2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Viatris Inc ......................... 3,418 39,683
10,081,839
Industrials — 2.8%
A O Smith Corp ..................... 2,280 204,812
Alaska Air Group Inc
(1)
................. 1,828 82,644
Allegion plc ........................ 1,944 283,319
Applied Industrial Technologies Inc ........ 46 10,264
Boise Cascade Co ................... 966 136,187
Broadridge Financial Solutions Inc ......... 761 163,638
BWX Technologies Inc ................. 977 106,200
Copart Inc
(1)
........................ 5,809 304,392
Delta Air Lines Inc ................... 3,631 184,418
EMCOR Group Inc .................... 1,027 442,154
Graco Inc ......................... 3,554 311,011
Huntington Ingalls Industries Inc .......... 925 244,551
Johnson Controls International plc ......... 1,850 143,578
MSC Industrial Direct Co Inc ............. 1,016 87,437
Northrop Grumman Corp ............... 21 11,089
Paycom Software Inc ................. 1,512 251,854
Rollins Inc ......................... 981 49,619
RTX Corp ......................... 1,243 150,602
Sterling Infrastructure Inc
(1)
............. 75 10,876
Trane Technologies PLC ................ 1,272 494,465
United Airlines Holdings Inc
(1)
............ 1,024 58,429
Vertiv Holdings Co ................... 2,587 257,381
Waste Management Inc ................ 5,568 1,155,917
5,144,837
Information Technology — 9.8%
Amkor Technology Inc ................. 735 22,491
Analog Devices Inc ................... 2,145 493,715
Apple Inc ......................... 12,630 2,942,790
Applied Materials Inc ................. 2,068 417,839
Asana Inc
(1)
........................ 3,919 45,421
Astera Labs Inc
(1)
.................... 846 44,322
Consensus Cloud Solutions Inc
(1)
.......... 1,761 41,471
First Solar Inc
(1)
..................... 539 134,448
GLOBALFOUNDRIES Inc
(1)
............... 601 24,190
Lam Research Corp .................. 190 155,055
Lattice Semiconductor Corp
(1)
............ 395 20,963
Micron Technology Inc ................ 3,826 396,794
Microsoft Corp ...................... 9,486 4,081,826
NVIDIA Corp ....................... 33,381 4,053,789
ON Semiconductor Corp
(1)
.............. 549 39,863
Oracle Corp ........................ 5,967 1,016,777
Palantir Technologies Inc
(1)
.............. 821 30,541
Photronics Inc
(1)
..................... 1,496 37,041
Qorvo Inc
(1)
........................ 367 37,911
QUALCOMM Inc ..................... 7,360 1,251,568
Silicon Laboratories Inc
(1)
............... 73 8,437
Skyworks Solutions Inc ................ 7,684 758,949
TD SYNNEX Corp .................... 566 67,965
Teradyne Inc ....................... 1,500 200,895
Texas Instruments Inc ................. 7,789 1,608,974
17,934,035
Materials — 0.4%
Ball Corp ......................... 7,290 495,064
Louisiana-Pacific Corp ................ 1,002 107,675
Steel Dynamics Inc ................... 484 61,023
Sylvamo Corp ...................... 1,014 87,052
750,814
Real Estate — 1.4%
CoStar Group Inc
(1)
................... 6,076 458,373
Jones Lang LaSalle Inc
(1)
............... 586 158,109
Newmark Group Inc .................. 989 15,359
Simon Property Group Inc .............. 10,130 1,712,173
SITE Centers Corp ................... 2,508 151,734
2,495,748
Utilities — 0.4%
Clearway Energy Inc .................. 750 23,010
Entergy Corp ....................... 2,898 381,406
National Fuel Gas Co .................. 1,769 107,219
Vistra Corp ........................ 368 43,623
Xcel Energy Inc ..................... 2,060 134,518
689,776
Total Common Stocks (United States)
(Cost $ 55,591,743 ) ................. 68,321,136
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 252 6,514
Total Preferred Stock (United States)
(Cost $ 6,299 ) ..................... 6,514
Warrants (United States) — 0 .0%
Chaparral Energy Inc A Warrants ,
Expiration Date 10/14/2024
(1) (2)
......... 1 0
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(1) (2)
......... 1 0
Chord Energy Corp ,
Expiration Date 11/19/2024
(1) (2)
......... 3 0
Civitas Resources Inc ,
Expiration Date 1/20/2025
(1) (2)
.......... 7 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 3 0
Total Warrants (United States)
(Cost $ 656 ) ...................... 0
Registered Investment Companies — 46 .0%
U.S. Fixed Income — 42.6%
Baird Core Plus Bond Fund - Class I ....... 1,525,773 15,883,300
BrandywineGLOBAL High Yield Fund - Class IS 833,953 8,639,748

2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Dodge & Cox Income Fund - Class I ........ 555,780 7,191,792
Fidelity Advisor High Income Advantage Fund -
Class Z ......................... 797,650 8,814,031
Fidelity Total Bond Fund - Class Z ......... 1,576,511 15,402,514
Frost Total Return Bond Fund - Class I ...... 923,449 9,262,191
iShares 20+ Year Treasury Bond ETF
(3)
...... 127,943 12,551,208
77,744,784
International Fixed Income — 3.4%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 556,702 4,403,512
iShares J.P. Morgan USD Emerging Markets Bond
ETF
(3)
.......................... 19,121 1,789,343
6,192,855
Total Registered Investment Companies
(Cost $ 78,880,674 ) ................. 83,937,639
Money Market Registered Investment Companies — 15 .4%
Meeder Government Money Market Fund - Class
F , 4.80%
(4)
....................... 28,085,441 28,085,441
Total Money Market Registered Investment
Companies
(Cost $ 28,085,441 ) ................. 28,085,441
Total Investments — 98 .9%
(Cost $ 162,564,813 ) ................ 180,350,730
Other Assets less Liabilities — 1 .1% ....... 1,965,160
Total Net Assets — 100 .0% ............. 182,315,890
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 736 10,191
Meeder Conservative Allocation Fund - Retail
Class .......................... 239 5,505
Meeder Dynamic Allocation Fund - Retail Class 1,778 26,791
Meeder Muirfield Fund - Retail Class ....... 2,501 25,815
Total Trustee Deferred Compensation
(Cost $ 57,148 ) .................... 68,302
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Dec 2024 ......... 80 12/20/24 9,951,200 188,983
Mini MSCI Emg Mkt Futures
- Dec 2024 ........ 46 12/20/24 2,697,210 157,972
Russell 2000 Futures Mini
December 2024 ..... 68 12/20/24 7,647,280 118,368
S&P 500 Mini Futures
December 2024 ..... (2) 12/20/24 (581,425) (1,332)
S&P Mid Cap Futures EMini
December 2024 ..... 7 12/20/24 2,204,020 42,795
Total Futures Contracts .. 199 21,918,285 506,786
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2024.
(5) Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.